Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Oct. 05, 2011
(PIMCO Fundamental IndexPLUS® TR Fund) | Class A
Average Annual Return:
1 Year	25.15%
5 Years	6.60%
Fund Inception*	6.60%
(PIMCO Fundamental IndexPLUS® TR Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	13.79%	[1]
5 Years	0.32%	[1]
Fund Inception*	0.67%	[1]
(PIMCO Fundamental IndexPLUS® TR Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	15.68%	[1]
5 Years	1.88%	[1]
Fund Inception*	2.09%	[1]
(PIMCO Fundamental IndexPLUS® TR Fund) | Class C
Average Annual Return:
1 Year	27.86%
5 Years	6.63%
Fund Inception*	6.58%
(PIMCO Fundamental IndexPLUS® TR Fund) | FTSE RAFI® US 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	19.99%
5 Years	4.74%
Fund Inception*	5.22%
(PIMCO Fundamental IndexPLUS® TR Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
Fund Inception*	3.12%
(PIMCO Fundamental IndexPLUS® TR Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for sales charges or taxes)
Average Annual Return:
1 Year	10.62%
5 Years	1.98%
Fund Inception*	2.07%
(PIMCO Global Multi-Asset Fund) | Class A
Average Annual Return:
1 Year	7.53%
Fund Inception*	12.11%
(PIMCO Global Multi-Asset Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	5.60%	[1]
Fund Inception*	9.72%	[1]
(PIMCO Global Multi-Asset Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	4.97%	[1]
Fund Inception*	8.98%	[1]
(PIMCO Global Multi-Asset Fund) | Class C
Average Annual Return:
1 Year	9.90%
Fund Inception*	13.30%
(PIMCO Global Multi-Asset Fund) | Class R
Average Annual Return:
1 Year	11.46%
Fund Inception*	13.80%
(PIMCO Global Multi-Asset Fund) | 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	10.23%
Fund Inception*	15.29%
(PIMCO Global Multi-Asset Fund) | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	11.76%
Fund Inception*	18.74%
(PIMCO Global Multi-Asset Fund) | Lipper Global Flexible Portfolio Funds Average (reflects no deductions for sales charges or taxes)
Average Annual Return:
1 Year	10.87%
Fund Inception*	16.94%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.